Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Nov. 28, 2023
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
CIK	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 06, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2023
Prospectus Date	rr_ProspectusDate	Nov. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A